Statements of Changes in Shareholders’ Equity (Deficit) - USD ($)		Share capital and share premium		Warrants	Share-based payment reserve	Accumulated other comprehensive income	Accumulated deficit	Total
Balance at Oct. 31, 2020		$ 653,308			$ 107,921		$ (527,070)	$ 234,159
Balance (in Shares) at Oct. 31, 2020	[1]	21,362
Net loss for the year							(2,725,288)	(2,725,288)
Total comprehensive loss for the year								(2,725,288)
Issuance of common shares in private placement		$ 5,659,755						5,659,755
Issuance of common shares in private placement (in Shares)	[1]	20,333
Share issuance costs		$ (521,054)						(521,054)
Issuance of shares in private placement				274,745				274,745
Share issuance costs				(24,178)				(24,178)
Share-based compensation					619,939			619,939
Balance at Oct. 31, 2021		$ 5,792,009		250,567	727,860		(3,252,358)	3,518,078
Balance (in Shares) at Oct. 31, 2021	[1]	41,695
Net loss for the year							(6,894,868)	(6,894,868)
Foreign currency translation gain						(21,250)		(21,250)
Total comprehensive loss for the year						(21,250)	(6,894,868)	(6,916,118)
Common shares issued for services		$ 38,684			107,222			145,906
Common shares issued for services (in Shares)	[1]	89
Units issued for cash		$ 559,118		139,779				698,897
Units issued for cash (in Shares)	[1]	1,325
Share issuance costs		$ (55,912)		(13,978)				(69,890)
Units issued for short-term investment		$ 372,745		82,742				455,487
Units issued for short-term investment (in Shares)	[1]	883
Share-based compensation					1,061,642			1,061,642
Balance at Oct. 31, 2022		$ 6,706,644		459,110	1,896,724	(21,250)	(10,147,226)	$ (1,105,998)
Balance (in Shares) at Oct. 31, 2022		43,992	[1]					43,992
Net loss for the year							(8,620,837)	$ (8,620,837)
Issuance of common shares (Note 8c(i))		$ 6,026,327			337,579			6,363,906
Issuance of common shares (Note 8c(i)) (in Shares)	[1]	38,462
Common shares and warrants issued to Medigus (Note 8c(i))		$ 296,845		231				297,076
Common shares and warrants issued to Medigus (Note 8c(i)) (in Shares)	[1]	1,494
Issuance of common shares, pre-funded warrants and warrants (Note 8c(iii))		$ 1,455,832						1,455,832
Issuance of common shares, pre-funded warrants and warrants (Note 8c(iii)) (in Shares)	[1]	150,191
Issuance of common shares from upon vesting of restricted stock units (Note 8c(ii,v,vii))		$ 263,408			(263,408)
Issuance of common shares from upon vesting of restricted stock units (Note 8c(ii,v,vii)) (in Shares)	[1]	1,391
Issuance of common shares, pre-funded warrants and warrants (Note 8c(viii))		$ 1,069,478						1,069,478
Issuance of common shares, pre-funded warrants and warrants (Note 8c(viii)) (in Shares)	[1]	250,000
Exercise of warrants (Note 7a)		$ 1,164,117						1,164,117
Exercise of warrants (Note 7a) (in Shares)	[1]	119,433
Common shares for services		$ 148,572			(101,888)			46,684
Common shares for services (in Shares)	[1]	2,374
Total comprehensive loss for the year								(8,620,837)
Share-based compensation					313,214			313,214
Balance at Oct. 31, 2023		$ 17,131,223		$ 459,341	$ 2,182,221	$ (21,250)	$ (18,768,063)	$ 983,472
Balance (in Shares) at Oct. 31, 2023	[1]	607,337

[1]	On September 30, 2022 and on November 28, 2023, the Company effected a 1-for-30 reverse split of its issued and outstanding common shares, pursuant to which holders of the Company’s common shares received 0.0333 of a common share for every one common share. All share amounts have been retroactively restated for all periods presented.